Marketable Securities And Other Investments (Schedule Of Proceeds And Gross Realized Gains And Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule Of Marketable Securities [Line Items]
Proceeds	¥ 10,117	¥ 4,074	¥ 4,433
Gross realized gain	5,158	2,345	2,264
Gross realized loss	¥ 875	¥ 49	¥ 37